Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis ETF Trust
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	net_SupplementTextBlock

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated April 3, 2018 to the Natixis Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, dated February 28, 2017 and May 1, 2017, and the Natixis ETFs Summary Prospectus, Prospectus and Statement of Additional Information, dated May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Natixis Seeyond International Minimum Volatility ETF

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
Natixis Asset Management U.S., LLC (“Natixis AM US”)	Ostrum Asset Management U.S., LLC (“Ostrum US”)

Natixis Seeyond International Minimum Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	net_SupplementTextBlock

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated April 3, 2018 to the Natixis Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, dated February 28, 2017 and May 1, 2017, and the Natixis ETFs Summary Prospectus, Prospectus and Statement of Additional Information, dated May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Natixis Seeyond International Minimum Volatility ETF

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
Natixis Asset Management U.S., LLC (“Natixis AM US”)	Ostrum Asset Management U.S., LLC (“Ostrum US”)